RELATED PARTY TRANSACTIONS (Narrative) (Details) - USD ($)			3 Months Ended		6 Months Ended		12 Months Ended
	Sep. 29, 2025	Aug. 12, 2025	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025	Dec. 31, 2024	Aug. 01, 2022	Apr. 10, 2016	Aug. 14, 2010
Related Party Transaction [Line Items]
Management fees			$ 673,162	$ 154,097	$ 1,232,680	$ 298,097
Number of stock options granted	215,000	2,200,000			270,000		2,415,000
Consulting fees							$ 4,263,195	$ 998,364
Directors fees							168,000	164,000
Professional fees			1,084,592	138,729	$ 1,509,486	262,143	2,521,680	786,338
Contract labor expenses			402,131	$ 176,923	$ 735,740	$ 369,967
Restricted share units (RSUs) [Member]
Related Party Transaction [Line Items]
Consulting fees							2,400,065
Professional fees							1,511,492
Number of RSUs, granted					375,000
Chief Executive Officer [Member]
Related Party Transaction [Line Items]
Due from related party							0	4,074
Management fees							310,097	232,000
Accounts payable and accrued liabilities							$ 25,000	0
Number of stock options granted							500,000
Stock option expense							$ 397,410	0
Fair value of shares options granted							868,102
Chief Executive Officer [Member] | Stock option [Member]
Related Party Transaction [Line Items]
Management fees							397,410
Chief Financial Officer (CFO) [Member]
Related Party Transaction [Line Items]
Due from related party			0		$ 0		6,833	0
Accounts payable and accrued liabilities			128		128		0
Professional fees							180,000	157,000
Chief Financial Officer (CFO) [Member] | Restricted share units (RSUs) [Member]
Related Party Transaction [Line Items]
Professional fees							$ 1,374,083
Number of RSUs, granted							750,000
Fair value of shares RSU granted							$ 2,692,500
Former board of directors (BOD) [Member]
Related Party Transaction [Line Items]
Consulting fees							35,000	25,000
Consulting fees, unpaid							0	0
Senior management part of BOD [Member]
Related Party Transaction [Line Items]
Accounts payable and accrued liabilities							0	0
Consulting fees							0	90,000
Consulting Fees board of directors [Member]
Related Party Transaction [Line Items]
Consulting fees							40,606	0
Consulting fees, unpaid							0	0
Immediate family member of former CEO [Member]
Related Party Transaction [Line Items]
Accounts payable and accrued liabilities							$ 6,000	0
Number of stock options granted							500,000
Fair value of shares options granted							$ 868,102
Consulting fees							72,000	53,000
Consulting fees, unpaid							0	0
Contract labor expenses							$ 73,000	0
CEO and VP of Development [Member]
Related Party Transaction [Line Items]
Number of stock options granted							125,000
Fair value of shares options granted							$ 217,025
Professional fees							101,000	95,000
Related party transaction amounts							8,000	0
CEO and VP of Development [Member] | Stock option [Member]
Related Party Transaction [Line Items]
Professional fees							$ 99,353
Spouse of the CEO [Member]
Related Party Transaction [Line Items]
Number of stock options granted							640,000
Fair value of shares options granted							$ 1,113,101
Spouse of the CEO [Member] | Stock option [Member]
Related Party Transaction [Line Items]
Consulting fees							$ 485,044
Two immediate family members of former CEO [Member]
Related Party Transaction [Line Items]
Number of stock options granted							250,000
Fair value of shares options granted							$ 434,051
Two immediate family members of former CEO [Member] | Stock option [Member]
Related Party Transaction [Line Items]
Contract labor expenses							198,705
Director [Member]
Related Party Transaction [Line Items]
Accounts payable and accrued liabilities							$ 34,000	128,000
Number of stock options granted	75,000						125,000
Fair value of shares options granted							$ 218,059
Directors fees							168,000	164,000
Director [Member] | Stock option [Member]
Related Party Transaction [Line Items]
Consulting fees							86,688
Two directors and two former directors [Member] | Restricted share units (RSUs) [Member]
Related Party Transaction [Line Items]
Consulting fees							$ 549,633
Number of RSUs, granted							525,000
Fair value of shares RSU granted							$ 1,884,750
CEO and majority shareholder [Member]
Related Party Transaction [Line Items]
Purchase commitment amount							2,200,000
Long-term deposits							0	1,300,000
CEO and VP [Member]
Related Party Transaction [Line Items]
Accounts payable and accrued liabilities			0		0		8,000
Spouse of former CEO [Member] | August 14, 2010 loan agreement [Member]
Related Party Transaction [Line Items]
Notes payable			0		0		865,000				$ 865,000
Former CEO [Member]
Related Party Transaction [Line Items]
Accounts payable and accrued liabilities			0		0		25,000
Former CEO [Member] | August 14, 2010 loan agreement [Member]
Related Party Transaction [Line Items]
Notes payable			0		0		185,976				865,000
Former CEO [Member] | August 1, 2022 loan agreement [Member]
Related Party Transaction [Line Items]
Notes payable			$ 0		$ 0		475,150		$ 475,150
Loan agreement with former CEO [Member]
Related Party Transaction [Line Items]
Notes payable							185,976	190,050			865,000
Repayments of notes payable							0	45,000
Loan agreement with former CEO [Member] | Chief Executive Officer [Member]
Related Party Transaction [Line Items]
Notes payable							4,074
Loan agreement with spouse of shareholder [Member]
Related Party Transaction [Line Items]
Notes payable							865,000	865,000			$ 865,000
Loan agreement with corporation [Member]
Related Party Transaction [Line Items]
Notes payable							0	100,000		$ 100,000
Repayments of notes payable							100,000	0
Loan agreement with CEO [Member]
Related Party Transaction [Line Items]
Notes payable							$ 475,150	$ 475,150	$ 475,150